Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2018
Bank Borrowings
Schedule of bank borrowings
	June 30, 2018	December 31, 2017

	(in US$'000)
Current	—	29,987
Non-current	26,692	—

	26,692	29,987

Schedule of maturities of bank borrowings
	June 30, 2018	December 31, 2017
	(in US$'000)
Not later than 1 year	—	30,000
Between 1 to 2 years	—	—
Between 2 to 3 years	26,923	—
	26,923	30,000